SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at beginning of the year	$ 27	$ 61
Warranty Provision	137	198
Warranty Claims Settled	(104)	(232)
Balance at end of the year	$ 60	$ 27